Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interest
Changes in non-controlling interest for the six months ended June 30, 2019 were as follows:

(In $ millions)	Ship Finance VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2019 and March 31, 2019	145	7	152
Net loss attributable to non-controlling interest	(2)	—	(2)
As at June 30, 2019	143	7	150

Changes in non-controlling interest for the six months ended June 30, 2020 were as follows:

(In $ millions)	Ship Finance VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2020	140	11	151
Net loss attributable to non-controlling interest	(1)	—	(1)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	(11)	(11)
As at March 31, 2020	139	—	139
Net loss attributable to non-controlling interest	(1)	—	(1)
As at June 30, 2020	138	—	138